Investment Property (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of detailed information about investment property

	Land	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2023
Historic cost	7,661,029	3,550,177	11,211,206
Accumulated depreciation	-	(927,212)	(927,212)
Book Value	7,661,029	2,622,965	10,283,994

As of December 31, 2023
Additions	-	36,101	36,101
Depreciation	-	(72,250)	(72,250)
Conversion effect (cost)	(4,013,380)	(1,497,425)	(5,510,805)
Conversion effect (depreciation)	-	117,411	117,411
Others increases (decreases) (1)	2,468,404	798,301	3,266,705
Sub-Total	(1,544,976)	(617,862)	(2,162,838)
Book Value	6,116,053	2,005,103	8,121,156

As of December 31, 2023
Historic cost	6,116,053	2,887,154	9,003,207
Accumulated depreciation	-	(882,051)	(882,051)
Book Value	6,116,053	2,005,103	8,121,156

As of December 31, 2024
Additions	-	104,837	104,837
Depreciation	-	(117,496)	(117,496)
Conversion effect (cost)	(395,391)	(143,640)	(539,031)
Conversion effect (depreciation)	-	8,647	8,647
Others increases (decreases) (1)	3,791,970	1,296,897	5,088,867
Sub-Total	3,396,579	1,149,245	4,545,824
Book Value	9,512,632	3,154,348	12,666,980

As of December 31, 2024
Historic cost	9,512,632	4,145,248	13,657,880
Accumulated depreciation	-	(990,900)	(990,900)
Book Value	9,512,632	3,154,348	12,666,980
(1)	Corresponds to the financial effect of the application IAS 29 Financial reporting in hyperinflationary economies.